Consolidated Statements of Changes in Shareholders' Equity $ in Thousands, $ in Thousands	Common stock MXN ($) shares	Additional paid-in capital MXN ($)	Total contributed capital MXN ($)	Reserve for repurchase of shares MXN ($)	Retained earnings MXN ($)	Accumulated other comprehensive income MXN ($)	Total earned capital MXN ($)	Total controlling interest MXN ($)	Total non-controlling interest MXN ($)	USD ($) shares	MXN ($) shares
Balances at Dec. 31, 2022	$ 297,782	$ 29,786	$ 327,568	$ 1,500,000	$ 6,528,698	$ 12,945	$ 8,041,643	$ 8,369,211	$ 185,409		$ 8,554,620
Balances (in shares) at Dec. 31, 2022 | shares	386,169,425
Dividends paid					(3,712,104)		(3,712,104)	(3,712,104)	(25,950)		(3,738,054)
Consolidated comprehensive income					5,011,842	1,510	5,013,352	5,013,352	8,584		5,021,936
Balances at Dec. 31, 2023	$ 297,782	29,786	327,568	1,500,000	7,828,436	14,455	9,342,891	9,670,459	168,043		$ 9,838,502
Balances (in shares) at Dec. 31, 2023 | shares	386,169,425									386,169,425	386,169,425
Dividends paid					(4,207,053)		(4,207,053)	(4,207,053)	(13,600)		$ (4,220,653)
Capital Reimbursement									(2,400)		(2,400)
Consolidated comprehensive income					4,928,804	(7,436)	4,921,368	4,921,368	7,420		4,928,788
Balances at Dec. 31, 2024	$ 297,782	29,786	327,568	1,500,000	8,550,187	7,019	10,057,206	10,384,774	159,463		$ 10,544,237
Balances (in shares) at Dec. 31, 2024 | shares	386,169,425									386,169,425	386,169,425
Dividends paid					(4,454,527)		(4,454,527)	(4,454,527)	(14,140)		$ (4,468,667)
Capital Reimbursement									(2,460)		(2,460)
Consolidated comprehensive income					5,341,704	(11,766)	5,329,938	5,329,938	23,584	$ 297,398	5,353,522
Balances at Dec. 31, 2025	$ 297,782	$ 29,786	$ 327,568	$ 1,500,000	$ 9,437,364	$ (4,747)	$ 10,932,617	$ 11,260,185	$ 166,447	$ 634,771	$ 11,426,632
Balances (in shares) at Dec. 31, 2025 | shares	386,169,425									386,169,425	386,169,425